SCOUT
BOND FUND


A no-load mutual fund
with primary emphasis
on maximum current
income consistent with
its quality and maturity
standards.


Semiannual Report
December 31, 1996


TO THE SHAREHOLDERS

Scout Bond Fund's total return (price change and reinvested distributions) for the six months ended December 31, 1996, was 3.73%. In comparison, the unmanaged Lehman Brothers Intermediate Government/Corporate index earned 4.26%.

Performance data contained in this report is for past periods only. Past performance is not predictive of future performance. Investment return and share value will fluctuate, and redemption value may be more or less than original cost.

At December 31, 1996, Scout Bond Fund was diversified as follows: 44.3% in high-grade corporate bonds, 51.9% in U.S. Government and Federal agency issues, and 3.8% in cash equivalent reserves due in less than one year. The average maturity was 5.1 years, the average yield to maturity was 6.4% and the credit rating of the portfolio was AA or better.

Despite the daily interest rate volatility during the last six months of 1996, overall rate changes were minimal. The interest rate on the long bond held around 7.00% until late October, when economic releases suggesting moderation in wage increases prompted market reaction which took the rate to 6.64% at year end. The FOMC (Federal Open Market Committee) has remained content with the current "soft landing" scenario, as GDP growth remains solid while inflation appears to be under control. Although the FOMC has maintained the Fed Funds rate at 5.25%, the Fed has recently voiced some concern over the low unemployment rate and has expressed a willingness to raise rates if wage pressure develops. Large foreign holdings of U.S. debt are an additional point of concern.

Throughout the last half of 1996, the Fund focused most purchases in the 5 year range, capturing most of the yield available in long bonds without assuming additional maturity risk. Because of overvaluation in the corporate sector, our investments have been more heavily weighted in Treasury and Agency debt securities. The threat of a Fed tightening, combined with poor valuations in corporate bonds, will encourage the Fund to maintain its current position of moderate duration and lower exposure to corporate bonds. These tactics should help offset the risks of the current market environment.

As always, we will continue to take advantage of any opportunities that meet the high investment standards of the Fund. Your continued participation with Scout Bond Fund as part of your investment portfolio is appreciated.

GRAPH -- Taxable Yield Curves February 4, 1997

Source: UMB Investments

Sincerely,


/s/George W. Root
George W. Root
UMB Investment Advisors


Shares of the Scout Funds are not deposits or obligations of, nor guaranteed by, UMB Bank, n.a. or any other banking institution, nor are they insured by the Federal Deposit Insurance Corporation or any other applicable deposit insurance. These shares involve investment risks, including the possible loss of the principal amount invested.


FINANCIAL STATEMENTS
Statement of Net Assets
December 31, 1996 (unaudited)

        Principal                                               Market
        Amount  Description                                     Value

CORPORATE BONDS - 44.56%
	500,000	Albertson's, Incorporated
                Medium Term Notes,
                5.71%, due March 23, 1998                       499,010
	500,000	Albertson's, Incorporated
                Medium Term Notes,
                6.18%, due March 22, 2000                       496,145
	500,000	Albertson's, Incorporated Notes,
                6.375%, due June 1, 2000                        499,380
	500,000	Amoco Canada Petroleum Company Notes,
                7.25%, due December 1, 2002                     513,925
	500,000	Baltimore Gas & Electric Company
                1st & Refunding Mortgage,
                6.50%, due February 15, 2003                    494,515
	500,000	BellSouth Telecommunications
                Incorporated Notes,
                6.25%, due May 15, 2003                         489,965
	500,000	BellSouth Telecommunications
                Incorporated Notes,
                6.375%, due June 15, 2004                       490,865
	500,000	British Petroleum America,
                Incorporated Notes,
                8.875%, due December 1, 1997                    513,050
	500,000	Carolina Power & Light Company
                Secured Medium Term Notes,
                5.00%, due September 15, 1998                   490,825
	500,000	Carolina Power & Light Company
                1st Mortgage,
                5.875%, due January 15, 2004                    470,980
	500,000	Central Power & Light Company
                1st Mortgage, Series BB,
                6.00%, due October 1, 1997                      500,435
	500,000	Chevron Canada Financial Limited
                Guaranteed Notes,
                5.60%, due April 1, 1998                        496,450
	500,000	Consolidated Edison Company New York,
                Incorporated Debentures,
                6.625%, due February 1, 2002                    498,570
	500,000	Delmarva Power & Light Company
                Medium Term Notes,
                7.50%, due May 1, 1999                          511,375
	500,000	duPont (E.I.) deNemours & Company Notes,
                6.75%, due October 15, 2002                     504,450
	500,000	Duke Power Company
                Medium Term Notes,
                5.17%, due September 1, 1998                    492,555
	500,000	Duke Power Company
                1st & Refunding Mortgage,
                5.625%, due August 12, 1997                     499,300
	500,000	Duke Power Company
                1st & Refunding Mortgage,
                7.00%, due June 1, 2000                         507,310
	500,000	Duke Power Company
                1st & Refunding Mortgage,
                5.875%, due June 1, 2001                        486,215
	500,000	Emerson Electric Company Notes,
                6.30%, due November 1, 2005                     485,100
	500,000	Engelhard Corporation Senior Note,
                7.00%, due August 1, 2001                       507,485
	750,000	Florida Power & Light Company
                1st Mortgage,
                5.50%, due July 1, 1999                         736,388
	500,000	Florida Power & Light Company
                Secured Medium Term Notes,
                6.20%, due February 2, 1998                     501,915
	500,000	Florida Power & Light Company
                Secured Medium Term Notes,
                5.70%, due March 5, 1998                        499,150
	500,000	General Mills Incorporated
                Medium Term Notes,
                7.50%, due June 5, 2000                         514,565
	500,000	General Mills Incorporated
                Medium Term Notes,
                5.98%, due July 9, 2001                         485,765
	500,000	GTE California Incorporated Debentures,
                Series A,
                5.625%, due February 1, 2001                    482,355
	500,000	GTE Southwest Incorporated Debentures,
                6.00%, due January 15, 2006                     469,425
	500,000	GTE Southwest Incorporated Debentures,
                6.00%, due February 15, 2008                    460,990
	500,000	Houston Lighting & Power Company
                1st Mortgage,
                7.625%, due March 1, 1997                       501,325
      1,000,000 International Business Machines
                Corporation Notes,
                6.375%, due November 1, 1997                  1,003,610
	500,000	International Business Machines
                Corporation Notes,
                6.375%, due June 15, 2000                       500,235
	500,000	International Business Machines
                Corporation Notes,
                7.25%, due November 1, 2002                     515,195
	500,000	International Paper Company
                Medium Term Notes,
                8.05%, due March 25, 1999                       515,545
	500,000	Kansas City Power & Light Company
                Medium Term Notes,
                6.50%, due January 2, 2001                      497,115
	250,000	McDonald's Corporation,
                Series C, Medium Term Notes,
                8.75%, due November 15, 2000                    268,912
	500,000	McDonald's Corporation Medium Term Notes,
                7.375%, due July 15, 2002                       509,905
	500,000	Minnesota Mining & Manufacturing Company
                Medium Term Notes,
                6.25%, due March 29, 1999                       501,295
	750,000	Monogahela Power Company 1st Mortgage,
                5.625%, due April 1, 2000                       732,458
	500,000	Monogahela Power Company 1st Mortgage,
                7.375%, due July 1, 2002                        511,325
      1,000,000 New York Telephone Company
                Notes, 5.875%, due September 1, 2003            953,260
	500,000	Newell Company Medium Term Notes,
                6.18%, due July 11, 2000                        492,035
	500,000	Northern Illinois Gas Company
                1st Mortgage,
                5.50%, due February 1, 1997                     499,830
	500,000	Northwest Natural Gas Company
                Secured Medium Term Notes,
                5.98%, due December 15, 2000                    490,090
	500,000	Pacific Bell Telephone Company Notes,
                7.25%, due July 1, 2002                         512,915
	500,000	Pacific Bell Telephone Company Notes,
                6.25%, due March 1, 2005                        480,475
	500,000	Pacific Gas & Electric Company
                1st Mortgage,
                6.25%, due March 1, 2004                        479,595
	500,000	PepsiCo, Incorporated Notes,
                7.625%, due November 1, 1998                    512,725
      1,000,000 Public Service Company of Oklahoma
                Medium Term Notes
                6.02%, due March 1, 2001                        979,600
	500,000	Sara Lee Corporation, Series C,
                Medium Term Notes,
                6.45%, due September 26, 2005                   483,500
	500,000	Sears Roebuck & Company
                Senior Medium Term Notes,
                7.17%, due January 15, 1997                     500,190
	500,000	Southern California Gas Company
                1st Mortgage, Series AA,
                6.50%, due December 15, 1997                    501,975
	500,000	Southwestern Bell Capital Corporation
                Medium Term Notes,
                7.80%, due November 5, 1998                     514,375
	500,000	Southwestern Bell Telephone Company
                Medium Term Notes,
                6.125%, due March 12, 2001                      492,560
	500,000	Southwestern Bell Telephone Company
                Medium Term Notes,
                5.77%, due October 14, 2003                     473,995
	500,000	Sysco Corporation Notes,
                7.00%, due May 1, 2006                          504,280
	500,000	Texaco Capital Incorporated
                Medium Term Notes,
                8.24%, due October 15, 2001                     528,465
	500,000	Texas Instruments Incorporated,
                Unsecured Note,
                6.125%, due February 1, 2006                    471,850
	500,000	Tribune Company Medium Term Notes,
                5.30%, due April 17, 2000                       481,830
	500,000	Tribune Company Medium Term Notes,
                5.75%, due September 15, 2003                   470,510
	500,000	Union Electric Company 1st Mortgage,
                6.75%, due October 15, 1999                     503,995
	500,000	Union Pacific Corporation Notes
                6.25%, due March 15, 1999                       497,245
	500,000	Union Pacific Corporation Notes
                7.875%, due February 15, 2002                   523,890
	500,000	Union Pacific Railroad Company
                Equipment Trust Series C.,
                7.01%, due June 1, 2004                         509,335
CORPORATE BONDS (Continued)
	500,000	Wal-Mart Stores, Incorporated Notes
                5.50%, due September 15, 1997                   498,755
	500,000	Wal-Mart Stores, Incorporated Notes
                6.125%, due October 1, 1999                     498,460
        500,000 Weyerhaeuser Company Medium Term Notes
                8.53%, due April 21, 1997                       504,115
        500,000 Wisconsin Electric Power Company,
                6.625%, due November 15, 2006                   491,200
     35,750,000                                              35,506,428

SHORT-TERM CORPORATE NOTES - 1.25%
	500,000	American Greetings Corp.,
                5.42%, due January 22, 1997                     498,344
	500,000	Duke Power Company,
                5.65%, due January 14, 1997                     498,901
      1,000,000                                                 997,245

U.S. GOVERNMENTAL AGENCIES - 4.77%
         84,734 Government National Mortgage Association,
                9.00%, due July 15, 2001                         88,790
         80,812 Government National Mortgage Association,
                8.00%, due January 20, 2002                      83,143
        141,535 Government National Mortgage Association,
                8.50%, due February 20, 2002                    146,737
         43,645 Government National Mortgage Association,
                8.00%, due January 15, 2004                      45,032
	171,265	Government National Mortgage Association,
                9.50%, due April 15, 2005                       180,484
	204,873	Government National Mortgage Association,
                9.75%, due May 15, 2005                         215,901
         95,009 Government National Mortgage Association,
                9.00%, due October 20, 2005                      99,084
	152,603	Government National Mortgage Association,
                7.50%, due February 15, 2006                    154,834
	113,569	Government National Mortgage Association,
                7.50%, due March 15, 2006                       115,245
	164,454	Government National Mortgage Association,
                8.00%, due June 20, 2006                        169,537
	183,399	Government National Mortgage Association,
                8.50%, due July 15, 2006                        191,756
	266,676	Government National Mortgage Association,
                8.00%, due August 15, 2006                      276,982
	246,313	Government National Mortgage Association,
                7.50%, due August 20, 2006                      249,976
	167,925	Government National Mortgage Association,
                7.50%, due September 15, 2006                   170,404
         91,942 Government National Mortgage Association,
                7.50%, due April 15, 2007                        93,299
	208,629	Government National Mortgage Association,
                7.50%, due March 20, 2009                       211,839
	434,977	Government National Mortgage Association,
                6.00%, due May 15, 2009                         422,646
	397,552	Government National Mortgage Association,
                7.00%, due May 15, 2009                         400,895
	488,751	Government National Mortgage Association,
                7.00%, due October 20, 2011                     487,823
      3,738,663                                               3,804,407

U.S. GOVERNMENT SECURITIES - 18.31%
	500,000	U.S. Treasury Notes,
                8.00%, due January 15, 1997                     500,390
	500,000	U.S. Treasury Notes,
                8.50%, due July 15, 1997                        508,045
	500,000	U.S. Treasury Notes,
                5.50%, due July 31, 1997                        500,235
      1,000,000 U.S. Treasury Notes,
                5.50%, due September 30, 1997                   999,840
	500,000	U.S. Treasury Notes,
                7.875%, due January 15, 1998                    511,095
      1,000,000 U.S. Treasury Notes,
                5.125%, due March 31, 1998                      993,280
      1,000,000 U.S. Treasury Notes,
                5.125%, due April 30, 1998                      992,340
      1,500,000 U.S. Treasury Notes,
                7.125%, due October 15, 1998                   1,531,87
      1,500,000 U.S. Treasury Notes,
                6.375%, due January 15, 1999                  1,514,055
	500,000	U.S. Treasury Notes,
                5.875%, due March 31, 1999                      499,530
      1,000,000 U.S. Treasury Notes,
                6.00%, due October 15, 1999                   1,000,310
      1,500,000 U.S. Treasury Notes,
                5.50%, due April 15, 2000                     1,473,285
      1,000,000 U.S. Treasury Notes,
                7.50%, due November 15, 2001                  1,052,660
      1,500,000 U.S. Treasury Notes,
                6.375%, due August 15, 2002                   1,509,840
      1,000,000 U.S. Treasury Notes,
                6.25%, due February 15, 2003                    998,750
     14,500,000                                              14,585,530

GOVERNMENT SPONSORED ENTERPRISES - 29.11%
        250,000 Federal Home Loan Banks,
                5.66%, due November 9, 1998                     248,593
	500,000	Federal Home Loan Banks
                6.31%, due March 29, 2001                       499,220
	500,000	Federal Home Loan Banks,
                6.18%, due December 19, 2001                    496,015
        500,000 Federal Home Loan Banks,
                6.48%, due December 29, 2000                    497,030
      1,000,000 Federal Home Loan Mortgage Corporation,
                6.75%, due May 30, 2006                       1,004,370
      1,000,000 Federal Home Loan Mortgage Corporation,
                Deb., 6.13%, due August 19, 1999              1,000,000
      1,000,000 Federal National Mortgage Association,
                Series U, Deb.,
                6.05%, due November 10, 1997                  1,002,030
      1,000,000 Federal National Mortgage Association,
                Deb., 8.20%, due March 10, 1998               1,025,160
      1,000,000 Federal National Mortgage Association,
                Series SM-E, Deb.,
                8.15%, due May 11, 1998                       1,025,000
      1,000,000 Federal National Mortgage Association,
                Series SM-98-G, Deb.,
                7.85%, due September 10, 1998                 1,030,160
	500,000	Federal National Mortgage Association,
                Deb., 5.05%, due November 10, 1998              491,875
      1,500,000 Federal National Mortgage Association,
                Series H, Deb.,
                7.05%, due December 10, 1998                  1,528,830
      1,000,000 Federal National Mortgage Association,
                Series H, Deb.,
                6.35%, due August 10, 1999                    1,005,620
      1,500,000 Federal National Mortgage Association,
                Deb., 6.10%, due February 10, 2000            1,495,305
GOVERNMENT SPONSORED ENTERPRISES (Continued)
      1,000,000 Federal National Mortgage Association,
                Series I, Deb.,
                8.25%, due December 18, 2000                  1,068,120
      1,250,000 Federal National Mortgage Association,
                Deb., 7.50%, due February 11, 2002            1,307,425
      1,000,000 Federal National Mortgage Association,
                Series SM-E, Deb.,
                7.55%, due April 22, 2002                     1,049,530
	500,000	Federal National Mortgage Association,
                Series K., Deb.,
                7.05%, due November 12, 2002                    513,905
	500,000	Federal National Mortgage Association,
                Deb., 6.80%, due January 10, 2003               507,890
	500,000	Federal National Mortgage Association
                Medium Term Notes,
                5.40%, due March 12, 1999                       493,750
	500,000	Federal National Mortgage Association
                Medium Term Notes,
                5.72%, due March 8, 2001                        488,515
      1,000,000 Federal National Mortgage Association
                Medium Term Notes,
                6.45%, due April 23, 2001                     1,002,970
	500,000	Federal National Mortgage Association
                Medium Term Notes,
                6.625%, due May 21, 2001                        504,845
      1,000,000 Federal National Mortgage Association
                Medium Term Notes,
                6.38%, due April 29, 2003                       976,250
      1,000,000 Federal National Mortgage Association
                Medium Term Notes,
                6.38%, due June 25, 2003                        989,980
	500,000	Federal National Mortgage Association
                Medium Term Notes,
                5.785%, due February 14, 2006                   471,795
      1,500,000 Federal National Mortgage Association
                Medium Term Notes
                6.41%, due March 8, 2006                      1,470,930
     23,000,000                                              23,195,113

REPURCHASE AGREEMENT -  1.07%
	855,000	Northern Trust Co.,
                6.375%, due January 2, 1997,
                (Collateralized by U.S. Treasury Notes,
                6.50%, due May 15, 1997)                        855,000
TOTAL INVESTMENTS - 99.07%                                 $ 78,943,723

Other assets less liabilities - 0.93%                           739,011
TOTAL NET ASSETS - 100.00%
	(equivalent to $11.02 per share;
        10,000,000 shares of $1.00 par value
	capital shares authorized;
        7,233,733 shares outstanding)                      $ 79,682,734


FINANCIAL STATEMENTS
Statement of Assets and Liabilities
December 31, 1996 (unaudited)

ASSETS:
  Investment securities, at market value
  (identified cost $78,540,954)                              $ 78,943,723
  Cash                                                          (521,420)
  Dividends receivable                                              -
  Interest receivable                                           1,256,610
  Securities sold receivable                                        -
    Total assets                                               79,678,913
LIABILITIES AND NET ASSETS:
  Payable for investments purchased                                 -
  Accrued management fee expense                                  (3,821)
    Total liabilities                                             (3,821)
NET ASSETS                                                   $ 79,682,734

NET ASSETS CONSIST OF:
  Capital (capital stock and paid-in surplus of capital) $ 78,976,474 Accumulated undistributed income:
    Undistributed net investment income                           448,731
    Accumulated net realized loss on investment transactions     (79,461)
  Net unrealized appreciation in value of investments             336,990
NET ASSETS APPLICABLE TO OUTSTANDING SHARES                  $ 79,682,734
Capital shares, $1.00 par value
        Authorized                                             10,000,000
        Outstanding                                             7,233,733
NET ASSET VALUE PER SHARE                                         $ 11.02

See accompanying Notes to Financial Statements.


FINANCIAL STATEMENTS
Statement of Operations
Six Months Ended December 31, 1996 (unaudited)

INVESTMENT INCOME:
  Income:
    Interest                                                $   2,665,693
  Expenses:
    Management fees (Note 3)                                      348,095
    Government fees and other expenses                              6,131
                                                                  354,226
       Net investment income                                    2,311,467

REALIZED AND UNREALIZED GAIN ON INVESTMENTS (Note 1):
  Realized gain from investment transactions
    (excluding commercial paper and repurchase agreements):
    Proceeds from sales of investments                          5,503,398
    Cost of investments sold                                    5,503,020
      Net realized gain from investment transactions                  378
  Unrealized appreciation on investments:
    Beginning of period                                         (274,413)
    End of period                                                 336,990
      Increase in net unrealized appreciation
        on investments                                            611,403
      Net gain on investments                                     611,781
      Increase in net assets resulting from operations       $  2,923,248

See accompanying Notes to Financial Statements.


FINANCIAL STATEMENTS
Statements of Changes in Net Assets

                                                 Six Months Ended
                                                 December 31, 1996  Year Ended
                                                 (unaudited)     June 30, 1996

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income                            $  2,311,467   $  4,442,720
  Net realized gain from investment activities              378      (142,998)
  Increase (decrease) in net unrealized
    appreciation on investments                         611,403    (1,033,608)
    Net increase in net assets resulting
      from operations                                 2,923,248      3,266,114

DISTRIBUTIONS TO SHAREHOLDERS FROM:*
  Net investment income                             (2,311,467)    (4,442,720)
  Net realized gain from investment transactions        -             (37,183)
    Total distributions to shareholders             (2,311,467)    (4,479,903)

INCREASE FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from 892,153 and
    1,547,000 shares sold                             9,762,324     17,129,689
  Net asset value of 45,437 and
    85,740 shares issued for
    reinvestment of distributions                       499,001        951,111
                                                     10,261,325     18,080,800
  Cost of 1,140,928 and
    1,133,636 shares redeemed                      (12,503,765)   (12,561,407)
    Net increase from capital share transactions    (2,242,440)      5,519,393
      Total increase (decrease) in net assets       (1,630,659)      4,305,604

NET ASSETS:
  Beginning of period                                81,313,393     77,007,789
  End of period (including undistributed
    net investment income of $4,199 and $7,319)    $ 79,682,734   $ 81,313,393
*Distributions to shareholders:
  Income dividends per share                             $ 0.31         $ 0.62
  Capital gains distribution per share                   $ 0.00         $ 0.01

See accompanying Notes to Financial Statements.


NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SUMMARY OF SIGNIF-ICANT ACCOUNTING POLICIES - The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Investments - Debt securities (other than short-term obligations), including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and electronic data processing techniques. Short-term obligations are valued at amortized cost, which constitutes fair value as determined by the Fund's Board of Directors. Investment transactions are recorded on the trade date. Investment income is recorded daily and distributions to shareholders are recorded on the ex-dividend dates. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on the identified cost basis.

Federal and State Taxes - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal or state tax is required.

Amortization - Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

2. PURCHASES AND SALES OF SECURITIES - The aggregate amounts of security transactions during the six months ended December 31, 1996 (excluding commercial paper and repurchase agreements), were as follows:

                                Other than
                                U.S. Government      U.S. Government
                                Securities           Securities
Purchases                       $  2,421,675         $  3,446,421
Proceeds from sales                  500,000            5,003,398

3. MANAGEMENT FEES - UMB Bank, n.a. is the Fund's manager and investment adviser and provides or pays the cost of all management, supervisory and administrative services required in the normal operation of the Fund. This includes investment management; fees of the custodian, independent public accountants and legal counsel; remuneration of officers and directors; rent; and shareholder services, including maintenance of the shareholders accounting system and transfer agency. Not considered normal operating expenses and therefore payable by the Fund are taxes, interest, fees and the other charges of governments and their agencies for qualifying the Fund's shares for sale, special accounting and legal fees and brokerage commissions. UMB Bank's management fees are based on average daily net assets of the Fund at the annual rate of .85 of one percent of net assets. Certain officers and/or directors of the Fund are also officers and/or directors of Jones & Babson, Inc., which serves as the Fund's underwriter and distributor.

4. REPURCHASE AGREEMENTS - Securities purchased under agreements to resell are held by the Fund's custodian and investment counsel, UMB Bank, n.a. The custodian monitors the market values of the underlying securities which they have purchased on behalf of the Fund to ensure that they are sufficient to protect the Fund in the event of default by the seller.


This report has been prepared for the information of the Shareholders of Scout Bond Fund, Inc., and is not be construed as an offering of the shares of the Fund. Shares of this Fund and of the other Scout Funds are offered only be the Prospectus, a copy of which may be obtained from Jones & Babson, Inc.



BOARD OF DIRECTORS
AND OFFICERS

Board of Directors
Larry D. Armel
William E. Hoffman, D.D.S.
Eric T. Jager
Stephen F. Rose
Stuart Wien

Officers
Larry D. Armel, President
P. Bradley Adams, Vice President & Treasurer
Elizabeth L. Allwood, Vice President
Michael A. Brummel, Vice President
Martin A. Cramer, Vice President & Secretary
John G. Dyer, Vice President
Constance E. Martin, Vice President

Investment Counsel
UMB Bank, n.a., Kansas City, Missouri

Auditors
Baird, Kurtz & Dobson, Kansas City, Missouri

Legal Counsel
Stradley, Ronon, Stevens & Young,
Philadelphia, Pennsylvania
John G. Dyer, Kansas City, Missouri

Custodian
UMB Bank, n.a., Kansas City, Missouri


JONES & BABSON
MUTUAL FUNDS

P.O. Box 410498
Kansas City, MO 64141-0498

TOLL-FREE 1-800-996-2862